UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2011

Date of reporting period:  July 31, 2011

Item 1. Schedule of Investments.

Commodity Trends Strategy Fund
Consolidated Schedule of Investments
July 31, 2011 (Unaudited)

Contracts		Value
PURCHASED OPTIONS - 0.1%
PUT OPTIONS - 0.1%
	iShares Silver Trust
100	Expiration: August 2011; Exercise Price: $29.00	$4,000
100	Expiration: August 2011; Exercise Price: $30.00	6,000
	United States Oil Fund
200	Expiration: August 2011; Exercise Price: $32.00	16,000
200	Expiration: August 2011; Exercise Price: $33.00	26,000
	TOTAL PURCHASED OPTIONS (Cost $458,740)	$52,000

	Total Investments (Cost $458,740) - 0.1%	$52,000
	Other Assets in Excess of Liabilities - 99.9%	163,287,238
	TOTAL NET ASSETS - 100.0%	$163,339,238

Percentages are stated as a percent of net assets.

Commodity Trends Strategy Fund
Long Equity Swap Contracts
July 31, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid)/Received	Date	Depreciation
Bank of America Merrill Lynch	AFT Commodity Trends Indicator	65,516	$126,468,155	(1.18%)	1/23/2012	$(4,244,902)
Bank of America Merrill Lynch	AFT Commodity Trends Indicator	1,895	3,999,701	(1.18%)	4/2/2012	(457,309)
Bank of America Merrill Lynch	AFT Commodity Trends Indicator	1,188	2,500,455	(1.18%)	4/26/2012	(277,822)
Bank of America Merrill Lynch	AFT Commodity Trends Indicator	1,174	2,499,387	(1.18%)	5/7/2012	(302,101)
Bank of America Merrill Lynch	AFT Commodity Trends Indicator	515	1,098,083	(1.18%)	5/8/2012	(134,013)
Bank of America Merrill Lynch	AFT Commodity Trends Indicator	2,107	4,498,487	(1.18%)	5/14/2012	(553,477)
Bank of America Merrill Lynch	AFT Commodity Trends Indicator	7,179	14,999,803	(1.18%)	6/11/2012	(1,545,156)
Bank of America Merrill Lynch	AFT Commodity Trends Indicator	1,980	3,999,422	(1.18%)	7/27/2012	(281,737)
Bank of America Merrill Lynch	AFT Commodity Trends Indicator	2,615	4,998,259	(1.18%)	8/13/2012	(85,706)
Credit Suisse Capital, LLC	AFT Commodity Trends Indicator	1,387	2,999,457	(0.94%)	5/17/2012	(400,629)
		85,556	$168,061,209			$(8,282,852)

Financial Trends Strategy Fund
	Schedule of Investments
	July 31, 2011 (Unaudited)

			Value
	No reportable investments.

	Total Investments (Cost $0) - 0.0%		$0
	Other Assets in Excess of Liabilities - 100.0%		16,675,852
	TOTAL NET ASSETS - 100.0%		$16,675,852

Percentages are stated as a percent of net assets.

Financial Trends Strategy Fund
Long Equity Swap Contracts
July 31, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid)/Received	Date	Appreciation
Bank of America Merrill Lynch	AFT Financial Trends Indicator	13,847	$15,640,879	(1.09%)	1/23/2012	$127,265
Bank of America Merrill Lynch	AFT Financial Trends Indicator	408	450,330	(1.09%)	2/24/2012	14,798
Bank of America Merrill Lynch	AFT Financial Trends Indicator	500	550,405	(1.09%)	3/12/2012	19,968
		14,755	$16,641,614			$162,031

Direxion/Wilshire Dynamic Fund
	Schedule of Investments
	July 31, 2011 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 31.3%
9,519	iShares Barclays TIPS Bond Fund	$1,086,784
11,555	iShares MSCI Emerging Markets Index Fund	544,818
75,915	iShares MSCI Japan Index Fund	813,050
11,746	iShares MSCI Pacific ex-Japan Index Fund	550,652
53,940	iShares MSCI United Kingdom Index Fund	956,896
5,686	iShares Russell 2000 Growth Index Fund	518,393
5,557	iShares Russell 2000 Value Index Fund	393,047
33,979	iShares S&P Europe 350 Index Fund	1,362,218
15,101	iShares S&P GSCI Commodity Indexed Trust	531,404
20,005	SPDR Barclays Capital High Yield Bond ETF	805,201
8,742	SPDR Barclays Capital International Treasury Bond ETF	547,774
3,950	SPDR Dow Jones REIT ETF	267,573
	TOTAL INVESTMENT COMPANIES (Cost $6,990,699)	$8,377,810

	TOTAL INVESTMENTS (Cost $6,990,699) - 31.3%	$8,377,810
	Other Assets in Excess of Liabilities - 68.7%	18,381,928
	TOTAL NET ASSETS - 100.0%	$26,759,738

Percentages are stated as a percent of net assets.

Direxion/Wilshire Dynamic Fund
Long Equity Swap Contracts
July 31, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Appreciation
Credit Suisse Capital, LLC	iShares Barclays Aggregate Bond Fund	94,252	$10,075,787	(0.44%)	3/13/2012	$244,405
Credit Suisse Capital, LLC	iShares Russell 1000 Growth Index Fund	70,145	3,936,203	(0.44%)	3/13/2012	299,323
Credit Suisse Capital, LLC	iShares Russell 1000 Value Index Fund	60,249	3,866,668	(0.44%)	3/13/2012	120,147
		224,646	$17,878,658			$663,875

Direxion Long/Short Global IPO Fund
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 32.2%
Administrative and Support Services - 0.7%
5,000	HomeAway, Inc. (a)	$196,550

Air Transportation - 0.9%
100,000	Grupo Aeromexico SAB de CV (Mexico) (a)	236,426

Amusement, Gambling and Recreation Industries - 1.6%
110,000	MGM China Holdings Ltd. (China) (a) (Restricted Security, acquired on 5/27/11 & 7/19/11, cost $222,879)	245,581
20,000	T4F Entretenimento SA (Brazil) (a)	181,578
		427,159
Apparel Manufacturing - 0.8%
800,000	Milan Station Holdings Ltd. (China) (a)	225,822

Chemical Manufacturing - 2.8%
852,500	China NT Pharma Group Co. Ltd. (China) (a) (Restricted Security, acquired on 4/14/11, cost $502,738)	226,422
25,000	Phosagro OAO ADR (Russia) (a) (Restricted Security, acquired on 7/13/11, cost $350,000)	355,000
6,000	Sagent Pharmaceuticals, Inc. (a)	167,220
		748,642
Computer and Electronic Product Manufacturing - 0.7%
10,000	Skullcandy, Inc. (a)	192,800

Credit Intermediation and Related Activities - 1.2%
10,000	Bank Gospodarki Zywnosciowej SA (Poland) (a)	199,827
5,000	CBOE Holdings, Inc.	115,200
		315,027
Crop Production - 0.4%
10,000	Adecoagro SA ADR (Brazil) (a)	113,500

Educational Services - 1.1%
25,000	Abril Educacao SA (Brazil) (a)	299,836

Food and Beverage Stores - 0.3%
2,500	Teavana Holdings, Inc. (a)	70,500

Food Manufacturing - 2.0%
8,000	Arcos Dorados Holdings, Inc. ADR (Argentina)	187,680
25,000	International Meal Co. Holdings (Brazil) (a)	248,251
15,000	Norway Royal Salmon AS (Norway)	49,310
298,000	Yashili International Holdings Ltd. (China) (Restricted Security, acquired on 10/26/10 & 3/18/11, cost $125,237)	57,736
		542,977
Food Services and Drinking Places - 0.3%
2,500	Dunkin' Brands Group, Inc. (a)	72,325

Heavy and Civil Engineering Construction - 0.3%
5,000	KiOR, Inc. (a)	72,250

Hospitals - 1.3%
20,000	Vanguard Health Systems, Inc. (a)	346,800

Insurance Carriers and Related Activities - 0.1%
3,000	Gjensidige Forsikring ASA (Norway)	35,548

Merchant Wholesalers, Durable Goods - 0.6%
10,000	Wesco Aircraft Holdings, Inc. (a)	149,800

Mining (Except Oil and Gas) - 1.5%
500,000	IRC Limited (China) (a) (Restricted Security, acquired on 10/15/10, cost $117,196)	116,119
170,000	Nickel Asia Corp. (Philippines)	83,104
5,000	Royal Bafokeng Platinum Ltd. (South Africa) (a)	43,020
10,000	SunCoke Energy, Inc. (a)	171,300
		413,543
Oil and Gas Extraction - 3.5%
74,500	Aker Drilling ASA (Norway) (a)	226,919
75,000	Bumi Armada Berhad (Malaysia) (a) (Restricted Security, acquired on 7/8/11, cost $76,266)	104,363
350,000	Hilong Holdings Ltd. (China) (Restricted Security, acquired on 4/21/11, cost $117,347)	107,330
25,000	Lone Pine Resources, Inc. (a)	295,500
9,300	VOC Energy Trust (a)	210,180
		944,292
Other Information Services - 1.8%
2,500	LinkedIn Corp. (a)	252,575

15,000	Taomee Holdings Ltd. (a)		220,650
			473,225
Primary Metal Manufacturing - 1.8%
14,396	AMAG Austria Metall AG (Austria) (a)		357,862
690,000	China Kingstone Mining Holdings Ltd. ( China) (a) (Restricted Security, acquired on 3/11/11, cost $201,344)		131,913
			489,775
Professional, Scientific and Technical Services - 1.2%
15,000	Booz Allen Hamilton Holding Corp. (a)		272,850
5,000	Tangoe, Inc. (a)		58,000
			330,850
Rail Transportation 0.6%
13,000	TransContainer OAO ADR (Russia) (a)		150,150

Real Estate - 0.8%
15,000	STAG Industrial, Inc. (a)		184,350
500	Zillow, Inc. (a)		16,110
			200,460
Rental & Leasing Services - 0.1%
1,500	Air Lease Corp. (a)		36,645

Sporting Goods, Hobby, Book, and Music Stores - 1.0%
60,000	Holdsport Ltd. (South Africa) (a)		276,523

Support Activities for Transportation - 0.1%
50,000	Hutchison Port Holdings Trust ADR (Singapore) (a)		38,000

Transportation Equipment Manufacturing - 3.8%
17,500	Autometal SA (Brazil)		169,826
20,480	China Zenix Auto International Ltd. (a)		120,832
10,000	General Motors Co. (a)		276,800
7,000	Tesla Motors, Inc. (a)		197,190
10,000	Williams F1 (United Kingdom) (a)		252,895
			1,017,543
Utilities - 0.9%
503,000	China Datang Corporation Renewable Power Co. Ltd. (China) (a) (Restricted Security, acquired on 12/13/10, cost $152,197)		114,879
58,000	China Longyuan Power Group Corp. (China) (Restricted Security, acquired on 1/12/11, cost $56,789)		50,307
250,000	Huaneng Renewables Corp. Ltd. (China) (a) (Restricted Security, acquired on 6/3/11, cost $81,160)		69,928
			235,114
	TOTAL COMMON STOCKS (Cost $8,746,411)		$8,652,082

	Total Investments (Cost $8,746,411) - 32.2%		$8,652,082
	Other Assets in Excess of Liabilities - 67.8%		18,246,418
	TOTAL NET ASSETS - 100.0%		$26,898,500

Percentages are stated as a percent of net assets.
(a) Non income producing.

	Concentration By Country

	Country	% of Investments
	United States of America	42.7
	China	15.6
	Brazil	11.7
	Russia	5.8
	Austria	4.1
	South Africa	3.7
	Norway	3.6
	United Kingdom	2.9
	Mexico	2.7
	Poland	2.3
	Argentina	2.2
	Malaysia	1.2
	Philippines	1.0
	Singapore	0.5

Direxion Long/Short Global IPO Fund
Long Equity Swap Contracts
July 31, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Depreciation
Credit Suisse Capital, LLC	IPOX Global L/S (USD/TR)	45,742	$28,210,021	(0.59%)	10/29/2012	$(1,869,560)

Direxion Long/Short Global IPO Fund
Short Equity Swap Contracts
July 31, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Depreciation
Credit Suisse Capital, LLC	IPOX Global L/S (USD/TR)	39,096	$23,946,822	(1.81%)	9/6/2011	$(2,275,493)

Direxion Long/Short Global IPO Fund
Short Futures Contracts
July 31, 2011 (Unaudited)

		Unrealized
Contracts		Depreciation
6	S&P 500 Index
	Expiring September 2011 (Underlying Notional Amount at Market Value $1,932,750)	$(13,676)

VALUATION MEASUREMENTS

The Funds follow adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of July 31, 2011:

Commodity Trends Strategy Fund
Asset Class	Level 1	Level 2	Level 3	Total
Put Options	$52,000	$-	$-	$52,000
Other Financial Instruments*	$-	$(8,282,852)	$-	$(8,282,852)

Financial Trends Strategy Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$162,031	$-	$162,031

Direxion/Wilshire Dynamic Fund
Asset Class	Level 1	Level 2	Level 3	Total
Investment Companies- Equity	$5,938,051	$-	$-	$5,938,051
Investment Companies- Fixed Income	$2,439,759	$-	$-	$2,439,759
Other Financial Instruments*	$-	$663,875	$-	$663,875

Direxion Long/Short Global IPO Fund
Asset Class	Level 1	Level 2	Level 3	Total
Equity Securities	$8,652,082	$-	$-	$8,652,082
Other Financial Instruments*	$(13,676)	$(4,145,053)	$-	$(4,158,729)

For further detail on each asset class, see Schedule of Investments.

* Other financial instruments are derivative instruments, such as futures and swap contracts. Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

There were no significant transfers between Level 1 and Level 2 securities during the quarter ended July 31, 2011.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows*:

	Commodity Trends Strategy Fund	Financial Trends Strategy Fund
Cost of investments	$458,740	$0
Gross unrealized appreciation	0	0
Gross unrealized depreciation	(406,740)	(0)
Net unrealized appreciation/(depreciation)	$(406,740)	$0

	Direxion/Wilshire Dynamic Fund	Direxion Long/Short Global IPO Fund
Cost of investments	$7,078,901	$8,765,526
Gross unrealized appreciation	1,387,111	727,800
Gross unrealized depreciation	(88,202)	(841,244)
Net unrealized appreciation/(depreciation)	$1,298,909	$(113,444)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Funds

By (Signature and Title)  /s/ Daniel D. O’Neill
                                                           Daniel D. O’Neill, President

Date   September xx, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Daniel D. O’Neill
                                            Daniel D. O’Neill, President

Date   September xx, 2011

By (Signature and Title)*  /s/ Patrick J. Rudnick
                                              Patrick J. Rudnick, Principal Financial Officer

Date   September 13, 2011

* Print the name and title of each signing officer under his or her signature.